Summary Information Relating to Non-performing Loans (Detail) Loans (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Gross Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income recognized on non-performing loans	₨ 7,738.0	$ 94.1	₨ 11,881.0	₨ 7,025.3